Fair Value of Financial Instruments - Summary of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Series A Warrant Liability [Member]
Liabilities
Warrant liability	$ 631,000	$ 1,212,803	$ 857,362
Series B Warrant Liability [Member]
Liabilities
Warrant liability		0	17,438,731
Series C Warrant Liability [Member]
Liabilities
Warrant liability	193,000	462,437
Fair Value, Measurements, Recurring [Member]
Liabilities
Warrant liability	824,000	2,540,240
Fair Value, Measurements, Recurring [Member] | Money market fund [Member]
Assets
Cash and cash equivalents	2,116,000	3,803,929	7,891,888
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability			18,296,093
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series A Warrant Liability [Member]
Liabilities
Warrant liability	631,000	1,212,803	857,362
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series B Warrant Liability [Member]
Liabilities
Warrant liability		865,000	17,438,731
Fair Value, Measurements, Recurring [Member] | Convertible preferred stock warrant liability [Member] | Series C Warrant Liability [Member]
Liabilities
Warrant liability	193,000	462,437
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Liabilities
Warrant liability	631,000	1,212,803
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Money market fund [Member]
Assets
Cash and cash equivalents	2,116,000	3,803,929	7,891,888
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability			857,362
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Convertible preferred stock warrant liability [Member] | Series A Warrant Liability [Member]
Liabilities
Warrant liability	631,000	1,212,803	857,362
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability			0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Warrant liability	193,000	1,327,437
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member]
Liabilities
Warrant liability			17,438,731
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Series B Warrant Liability [Member]
Liabilities
Warrant liability		865,000	$ 17,438,731
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Convertible preferred stock warrant liability [Member] | Series C Warrant Liability [Member]
Liabilities
Warrant liability	$ 193,000	$ 462,437